CONCENTRATIONS OF RISKS	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Goodvision Inc [Member]
ConcentrationOfRiskLineItem [Line Items]
CONCENTRATIONS OF RISKS

Note 12. Concentrations of Risk

Customer Concentration

For the three months ended June 30, 2026, four customers each individually accounted for 10% or more of the Company’s total revenues, representing approximately 47.1%, 28.9%, 11.5%, and 10.6% of total revenues. For the nine months ended June 30, 2026, four customers each individually accounted for 10% or more of total revenues, representing approximately 32.8%, 30.6%, 21.8%, and 13.4% of total revenues. For both the three and nine months ended June 30, 2025, one customer accounted for substantially all of the Company’s total revenues. As of June 30, 2026, two customers represented approximately 55.5% and 39.5% of total accounts receivable, respectively.

Vendor Concentration

The Company relies on a limited number of third-party cloud infrastructure and AI infrastructure providers to deliver its integrated managed services. For the three months ended June 30, 2026, five vendors each individually accounted for 10% or more of the Company’s cost of revenue, representing approximately 18.0%, 16.2%, 12.3%, 11.1%, and 11.0% of cost of revenue (approximately 68.6% in the aggregate). For the nine months ended June 30, 2026, four vendors each individually accounted for 10% or more of cost of revenue, representing approximately 33.2%, 14.3%, 10.1%, and 10.1% of cost of revenue. For the three months ended June 30, 2025, two vendors accounted for approximately 63.5% and 36.5% of cost of revenue, and for the nine months ended June 30, 2025, the same two vendors accounted for approximately 83.9% and 16.1% of cost of revenue.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with financially reputable banking institutions in the United States and Hong Kong. Deposits at times may exceed insured limits under the Federal Deposit Insurance Corporation or applicable deposit protection schemes.

5.	CONCENTRATIONS OF RISKS

Credit risk

●	Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, marketable securities and accounts receivable. The carrying amounts of these financial instruments represent the Company’s maximum exposure to credit risk.
●	The Company maintains its cash and marketable securities with established financial institutions. While balances may exceed federally insured limits from time to time, management does not believe the Company is exposed to significant credit risk with respect to these balances.
●	Accounts receivable are unsecured and arise from services provided to customers. Management monitors customer creditworthiness and collection history on an ongoing basis. No allowance for credit losses was recorded as of September 30, 2025 and 2024.

Customer concentration risk

The Company’s revenue is highly concentrated among a limited number of customers. For the year ended September 30, 2025, two customers accounted for approximately 100% of the Company’s total revenue. For the year ended September 30, 2024, one customer accounted for approximately 100% of the Company’s total revenue.

As of September 30, 2025 and 2024, these customers represented substantially all of the Company’s accounts receivable. Based on historical collection experience, substantially all accounts receivable have been collected within 30 days of invoice issuance, and the Company has not experienced material credit losses related to these customers.

The Company’s customer arrangements are generally governed by negotiated service agreements that include defined pricing and payment terms. While these arrangements have historically renewed or continued without interruption, the Company’s results of operations and cash flows are dependent on the continued relationship with, and timely payment by, these customers. The loss of, or a significant reduction in business from, any of these customers, or an inability to renew or replace such customer relationships on comparable terms, could have a material adverse effect on the Company’s financial position, results of operations, and cash flows.

Vendor concentration risk

The Company relies on a limited number of third-party cloud service providers to deliver its integrated managed services. During the years ended September 30, 2025 and 2024, substantially all cloud infrastructure services were sourced from fewer than five vendors, with the majority of costs incurred with two to three major cloud platform providers.

GOODVISION, INC. NOTES TO THE FINANCIAL STATEMENTS FOR THE YEARS ENDED SEPTEMBER 30, 2025 AND 2024 (Expressed in U.S. Dollars)